Leases - Summary of gross investment and present value of minimum lease payment of finance lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	₩ 1,725,690	₩ 1,917,329
Unrealized interest income	134,773	144,674
Present value of minimum lease payment	1,590,917	1,772,655
Less than 1 year
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	635,826	678,790
Unrealized interest income	65,349	73,230
Present value of minimum lease payment	570,477	605,560
1~2 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	470,800	527,757
Unrealized interest income	39,631	43,701
Present value of minimum lease payment	431,169	484,056
2~3 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	308,999	391,447
Unrealized interest income	18,738	21,169
Present value of minimum lease payment	290,261	370,278
3~4 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	191,257	219,040
Unrealized interest income	6,606	6,089
Present value of minimum lease payment	184,651	212,951
4~5 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	113,638	93,975
Unrealized interest income	4,417	432
Present value of minimum lease payment	109,221	93,543
Later than 5 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	5,170	6,320
Unrealized interest income	32	53
Present value of minimum lease payment	₩ 5,138	₩ 6,267